Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures
Investments in associates and joint ventures

10 Investments in associates and joint ventures

	2018	2017	2016
	$m	$m	$m
At 1 January	103	99	85
Additions	187	76	65
Share of after tax losses	(113)	(55)	(33)
Unrecognised profit on transactions with joint ventures	(64)	(27)	–
Exchange adjustments	(24)	10	(18)
At 31 December	89	103	99

On 23 February 2018, AstraZeneca entered into an agreement with a consortium of investors to form a new, US domiciled standalone company called Viela Bio. This agreement was to divest a number of assets in MedImmune’s non-core inflammation and autoimmunity portfolio to Viela, including MEDI-551, which is an advanced Phase IIb/III asset, and a number of other clinical & pre-clinical assets. AstraZeneca contributed $142m in initial funds and has a 45% interest in the joint venture. Consideration was $142m and a restricted disposal gain of $63m was recognised in Other operating income.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help meet unmet needs globally, and to bring innovative new medicines to patients in China faster. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Limited. AstraZeneca contributed $55m in initial funds and has a 48% interest in the joint venture. The joint venture entity purchased exclusive rights from AstraZeneca in 2017 to develop and commercialise three potential medicines currently in pre-clinical development in the areas of oncology, cardiovascular and metabolic diseases, and respiratory, resulting in a disposal gain of $28m for AstraZeneca recognised in Other operating income.

In 2015, AstraZeneca established the subsidiaries Entasis Therapeutics Ltd and Entasis Therapeutics Inc. (collectively known as ‘Entasis’) for the development of early-stage infection assets. In March 2016, Entasis closed a Series B financing, raising $25m from four third party investors. Under the funding agreement, a new board of directors was appointed, and a voting rights agreement was put in place committing to reduce AstraZeneca’s voting interest to approximately 49%. The results of Entasis were consequently deconsolidated in 2016 from the Group, with an investment in associate of $24m recognised. There was no gain or loss recognised on deconsolidation. During 2017, the voting interests were further reduced and at 31 December 2017 were approximately 18%. Entasis completed an IPO on 26 September 2018. A gain was made of $25m recognised in profit. After the IPO AstraZeneca’s holding was reduced to 16.5% with only one member on an increased board size of 14. As a result, the investment is no longer accounted for as an associate and is now included in equity securities held at FVOCI.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited. AstraZeneca contributed $45m in cash to the joint venture entity and has a 50% interest in the joint venture. An additional contribution of $10m was made in 2016 and additional contributions totalling $20m were made in 2017 with further contributions of $27m made in 2018.

On 30 April 2014, AstraZeneca entered into a joint venture agreement with Samsung Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Archigen Biotech Limited, with a branch in South Korea. AstraZeneca contributed $70m in cash to the joint venture entity and has a 50% interest in the joint venture. An additional contribution of $30m was made in 2016 and a further $15m in 2018. At the end of the year Archigen had net liabilities of $18m, of which AstraZeneca’s share is $9m, and the investment is held at nil value. The Group has made a provision of $5m, within Trade and other payables, for anticipated future costs.

All investments are accounted for using the equity method.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2018	2017	2016
	$m	$m	$m
Non-current assets	260	207	144
Current assets	233	158	128
Total liabilities	(71)	(41)	(20)
Net assets	422	324	252
Amount attributable to AstraZeneca	104	117	125
Exchange adjustments	(15)	(14)	(26)
Carrying value of investments in associate and joint ventures	89	103	99